Cover	Jun. 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Entity File Number	001-41321
Entity Registrant Name	PATRIA LATIN AMERICAN OPPORTUNITY ACQUISITION CORP.
Entity Central Index Key	0001849737
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18 Forum Lane
Entity Address, Address Line Two	3rd floor
Entity Address, City or Town	Camana Bay
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	+1 345
Local Phone Number	640 4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	PLAOU
Security Exchange Name	NASDAQ
Class A ordinary shares, included as part of the units
Title of 12(b) Security	Class A ordinary shares, included as part of the units
Trading Symbol	PLAO
Security Exchange Name	NASDAQ
Redeemable warrants, included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PLAOW
Security Exchange Name	NASDAQ